Derivative Financial Instruments (Details) (Predecessor) (USD $)	3 Months Ended	9 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013 Interest rates swaps Designated as hedge Cash flow hedges	Jul. 23, 2013 Ziegler Healthcare Real Estate Funds	Sep. 30, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Interest rates swaps Designated as hedge Cash flow hedges	Dec. 31, 2011 Ziegler Healthcare Real Estate Funds Interest rates swaps Designated as hedge Cash flow hedges	Dec. 31, 2012 Ziegler Healthcare Real Estate Funds Interest rates swaps Designated as hedge Cash flow hedges Expires July 2013
Derivative Financial Instruments
Notional amount			$ 8,000,000					$ 25,600,000	$ 30,698,023	$ 17,441,821
Gains (losses) recognized	$ 16,000	$ 206,000		$ 190,000	$ 58,000	$ 122,054	$ (324,824)	$ 122,054	$ (324,824)